Risk information (Tables)	12 Months Ended
Dec. 31, 2018
Risk information
Schedule of credit risk exposure

	December 31, 2018
	Maximum credit-risk exposure
	Assets at fair value through	Amortized
Skr mn	profit or loss	costs
Cash and cash equivalents	—	2,686
Treasuries/government bonds	11,124	—
Other interest-bearing securities except loans	48,577	—
Loans in the form of interest-bearing securities	—	36,303
Loans to credit institutions	—	12,543
Loans to the public	—	215,504
Derivatives	4,525	—
Total financial assets	64,226	267,036

	December 31, 2017
	Maximum credit-risk exposure
	Assets at fair value through	Available-for-sale	Loans and
Skr mn	profit or loss	assets	accounts receivable
Cash and cash equivalents	—	—	1,231
Treasuries/government bonds	—	4,376	—
Other interest-bearing securities except loans	133	39,592	—
Loans in the form of interest-bearing securities	—	—	40,558
Loans to credit institutions	—	—	23,209
Loans to the public	—	—	213,549
Derivatives	7,803	—	—
Total financial assets	7,936	43,968	278,547

The table below illustrates the link between the statement of financial position categories and net exposures according to CRR.

	December 31, 2018
		Adjustment
		to carrying			Multilateral
	Carrying	amount from	Central	Regional	development	Public sector
Skr mdr	amount	exposure(1)	governments	governments	banks	entity	Financial institutions	Corporates
Cash and cash equivalents	2.4	-0.2	0.3	—	—	—	2.3	—
Treasuries/government bonds	11.1	0.0	11.1	—	—	—	—	—
Other interest-bearing securities except loans	48.7	-0.1	4.8	7.0	—	0.6	15.7	20.7
Loans in the form of interestbearing securities	36.8	-0.1	—	—	—	—	0.7	36.2
Loans to credit institutions including cash and cash equivalents(1)	27.7	16.2	1.4	5.5	—	—	4.5	0.1
Loans to the public	161.1	-1.1	99.5	0.9	0.1	—	5.6	56.1
Derivatives	6.5	2.0	—	—	—	—	4.5	0.0
Other assets	5.0	0.9	4.1	—	—	—	—	—
Total financial assets	299.3	17.6	121.2	13.4	0.1	0.6	33.3	113.1
Contingent liabilities and commitments(2)	55.6	-0.1	48.4	—	—	0.0	0.9	6.4
Total	354.9	17.5	169.6	13.4	0.1	0.6	34.2	119.5

	December 31, 2017
		Adjustment
		to carrying			Multilateral
	Carrying	amount from	Central	Regional	development	Public sector
Skr mdr	amount	exposure(1)	governments	governments	banks	entity	Financial institutions	Corporates
Cash and cash equivalents	1.2	0.0	0.5	—	—	—	0.7	—
Treasuries/government bonds	4.4	0.0	4.4	—	—	—	—	—
Other interest-bearing securities except loans	39.8	-0.2	1.3	4.9	—	0.4	20.7	12.7
Loans in the form of interestbearing securities	41.1	-0.2	—	—	—	—	2.1	39.2
Loans to credit institutions including cash and cash equivalents(2)	23.2	10.4	1.9	5.8	—	—	4.8	0.3
Loans to the public	141.1	-0.8	85.6	0.7	—	0.0	4.4	51.2
Derivatives	7.8	3.7	—	—	—	—	4.1	0.0
Other assets	3.6	0.1	3.5	—	—	—	—	—
Total financial assets	262.2	13.0	97.2	11.4	—	0.4	36.8	103.4
Contingent liabilities and commitments(2)	78.0	—	69.9	—	—	—	1.8	6.3
Total	340.2	13.0	167.1	11.4	—	0.4	38.6	109.7
1	Skr 16.4 billion (2017: Skr 10.3 billion) of the book value for Loans to credit institutions is cash collateral under the CSAs for derivative contracts.
2	Contingent liabilities and commitments, except cash collateral.

Total net exposures

	Interest-bearing securities				Committed undisbursed loans, derivatives,
	and lending				etc.				Total
Skr mdr	December 31, 2018		December 31, 2017		December 31, 2018		December 31, 2017		December 31, 2018		December 31, 2017
Exposure class	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%
Central governments	121.2	43.8	97.1	39.6	48.4	80.3	70.0	85.1	169.6	50.3	167.1	51.1
Regional governments	13.4	4.8	11.4	4.7	—	—	—	—	13.4	4.0	11.4	3.5
Multilateral development banks	0.1	0.0	0.0	0.0	0.0	0.0	—	—	0.1	0.0	0.0	0.0
Public sector entity	0.6	0.2	0.4	0.2	—	—	—	—	0.6	0.2	0.4	0.1
Financial institutions	28.7	10.4	32.7	13.3	5.5	9.1	5.9	7.2	34.2	10.1	38.6	11.8
Corporates	113.1	40.8	103.4	42.2	6.4	10.6	6.3	7.7	119.5	35.4	109.7	33.5
Total	277.1	100.0	245.0	100.0	60.3	100.0	82.2	100.0	337.4	100.0	327.2	100.0

Geographical breakdown of gross exposures by exposure class, at December 31, 2018

	Middle
	East/							Western	Central and
	Africa/	Asia excl.		North		Latin		Europe excl	Eastern
Skr mdr	Turkey	Japan	Japan	America	Oceania	America	Sweden	Sweden	Europe	Total
Central governments	2.8	5.3	4.0	1.9	—	43.7	7.1	8.6	—	73.4
Regional governments	1.7	—	—	—	—	—	7.0	0.1	—	8.8
Public sector entity	—	—	—	—	—	—	—	0.6	—	0.6
Financial institutions	—	2.4	0.5	6.2	1.1	0.4	12.3	9.8	0.3	33.0
Corporates	21.4	12.6	1.2	53.0	—	9.6	83.2	36.0	4.6	221.6
Total	25.9	20.3	5.7	61.1	1.1	53.7	109.6	55.1	4.9	337.4

Geographical breakdown of gross exposures by exposure class, at December 31, 2017

	Middle
	East/							Western	Central and
	Africa/	Asia excl.		North		Latin		Europe excl.	Eastern
Skr mdr	Turkey	Japan	Japan	America	Oceania	America	Sweden	Sweden	Europe	Total
Central governments	1.8	5.6	4.0	—	—	42.7	7.4	0.2	—	61.7
Regional governments	0.6	—	—	—	—	—	4.8	0.1	—	5.5
Public sector entity	—	—	—	—	—	—	—	0.4	—	0.4
Financial institutions	—	3.1	0.0	9.1	1.1	1.2	11.3	10.8	0.3	36.9
Corporates	23.0	14.6	0.2	53.5	0.1	9.9	74.3	39.9	7.2	222.7
Total	25.4	23.3	4.2	62.6	1.2	53.8	97.8	51.4	7.5	327.2

Geographical breakdown of net exposures by exposure class, at December 31, 2018

	Middle
	East/							Western	Central and
	Africa/	Asia excl.		North		Latin		Europe excl.	Eastern
Skr mdr	Turkey	Japan	Japan	America	Oceania	America	Sweden	Sweden	Europe	Total
Central governments	—	0.7	4.0	3.9	—	0.9	139.0	18.0	3.1	169.6
Regional governments	—	—	—	—	—	—	13.2	0.2	—	13.4
Multilateral development banks	—	—	—	—	—	—	—	0.1	—	0.1
Public sector entity	—	—	—	—	—	—	—	0.6	—	0.6
Financial institutions	—	2.4	0.9	6.9	1.1	0.3	8.7	13.6	0.3	34.2
Corporates	4.6	3.1	3.1	2.9	—	3.0	80.5	22.2	0.1	119.5
Total	4.6	6.2	8.0	13.7	1.1	4.2	241.4	54.7	3.5	337.4

Geographical breakdown of net exposures by exposure class, at December 31, 2017

	Middle
	East/							Western	Central and
	Africa/	Asia excl.		North		Latin		Europe excl.	Eastern
Skr mdr	Turkey	Japan	Japan	America	Oceania	America	Sweden	Sweden	Europe	Total
Central governments	—	0.7	4.0	2.4	—	0.9	145.1	10.9	3.1	167.1
Regional governments	—	—	—	—	—	—	11.2	0.2	—	11.4
Multilateral development banks	—	—	—	—	—	—	—	0.0	—	0.0
Public sector entity	—	—	—	—	—	—	—	0.4	—	0.4
Financial institutions	—	3.0	0.5	9.6	1.2	1.1	6.9	16.0	0.3	38.6
Corporates	4.9	3.6	1.7	2.9	—	3.3	72.2	21.0	0.1	109.7
Total	4.9	7.3	6.2	14.9	1.2	5.3	235.4	48.5	3.5	327.2

Gross exposures Europe, excluding Sweden, breakdown by exposure class, at December 31, 2018

	Central	Regional	Public sector	Financial
Skr bn	governments	governments	entity	institutions	Corporates	Total
Spain	—	—	—	0.1	9.8	9.9
Norway	—	—	—	2.4	4.1	6.5
Finland	0.1	0.1	—	0.2	5.4	5.8
United Kingdom	—	—	—	2.6	2.6	5.2
Denmark	—	—	—	1.7	3.2	4.9
Austria	2.9	—	—	1.7	—	4.6
Italy	—	—	—	—	4.2	4.2
Germany	3.1	—	0.6	0.3	—	4.0
The Netherlands	1.7	—	—	0.1	1.6	3.4
Poland	—	—	—	—	3.1	3.1
France	—	—	—	0.6	2.1	2.7
Luxembourg	0.8	—	—	—	1.2	2.0
Russian Federation	—	—	—	—	1.4	1.4
Switzerland	—	—	—	0.1	0.8	0.9
Belgium	—	—	—	0.0	0.6	0.6
Ireland	—	—	—	—	0.4	0.4
Latvia	—	—	—	0.2	—	0.2
Iceland	—	—	—	—	0.2	0.2
Portugal	—	—	—	—	0.1	0.1
Estonia	—	—	—	0.0	—	0.0
Ukraine	—	—	—	—	0.0	0.0
Hungary	—	—	—	—	0.0	0.0
Greece	—	—	—	—	0.0	0.0
Total	8.6	0.1	0.6	10.0	40.8	60.1

Gross exposures Europe, excluding Sweden, breakdown by exposure class, at December 31, 2017

	Central	Regional	Public sector	Financial
Skr bn	governments	governments	entity	institutions	Corporates	Total
Spain	—	—	—	0.1	12.4	12.5
Finland	0.2	0.1	—	—	7.1	7.4
Norway	—	—	—	3.3	2.5	5.8
United Kingdom	—	—	—	2.2	3.1	5.3
The Netherlands	—	—	—	2.2	2.1	4.3
Italy	—	—	—	—	4.2	4.2
France	—	—	—	1.6	2.5	4.1
Russia	—	—	—	—	4.0	4.0
Denmark	—	—	—	1.1	2.8	3.9
Poland	—	—	—	—	3.1	3.1
Luxembourg	—	—	—	0.0	1.2	1.2
Switzerland	—	—	—	—	0.9	0.9
Germany	—	—	0.4	0.3	—	0.7
Iceland	—	—	—	—	0.5	0.5
Ireland	—	—	—	—	0.4	0.4
Belgium	—	—	—	0.0	0.3	0.3
Latvia	—	—	—	0.2	—	0.2
Estonia	—	—	—	0.1	—	0.1
Greece	—	—	—	—	0.0	0.0
Hungary	—	—	—	—	0.0	0.0
Ukraine	—	—	—	—	0.0	0.0
Total	0.2	0.1	0.4	11.1	47.1	58.9

Net exposures Europe, excluding Sweden, breakdown by exposure class, at December 31, 2017

			Multilateral
	Central	Regional	development	Public sector	Financial
Skr bn	governments	governments	banks	entity	institution	Corporates	Total
France	7.3	—	—	—	1.7	0.0	9.0
Germany	3.9	—	—	0.6	1.4	1.6	7.5
United Kingdom	0.3	—	—	—	1.6	4.9	6.8
Norway	0.4	—	—	—	2.4	4.0	6.8
Denmark	0.2	—	—	—	2.4	3.2	5.8
Finland	0.4	0.2	—	—	0.3	4.6	5.5
Austria	2.9	—	—	—	1.7	—	4.6
Poland	3.1	—	—	—	—	0.0	3.1
The Netherlands	1.7	—	—	—	0.4	0.7	2.8
Luxembourg	0.8	—	0.1	—	—	1.0	1.9
Spain	—	—	—	—	0.9	0.5	1.4
Belgium	—	—	—	—	0.6	0.5	1.1
Switzerland	—	—	—	—	0.3	0.5	0.8
Ireland	—	—	—	—	—	0.4	0.4
Latvia	—	—	—	—	0.2	—	0.2
Italy	—	—	—	—	—	0.2	0.2
Iceland	—	—	—	—	—	0.2	0.2
Portugal	—	—	—	—	—	0.1	0.1
Estonia	—	—	—	—	0.0	—	0.0
Hungary	—	—	—	—	—	0.0	0.0
Russian Federation	—	—	—	—	—	0.0	0.0
Total	21.0	0.2	0.1	0.6	13.9	22.4	58.2

Net exposures Europe, excluding Sweden, breakdown by exposure class, at December 31, 2017

			Multilateral
	Central	Regional	development	Public sector	Financial
Skr bn	governments	governments	banks	entity	institution	Corporates	Total
France	7.8	—	—	—	2.5	0.0	10.3
United Kingdom	0.5	—	—	—	1.7	5.5	7.7
Finland	0.5	0.3	—	—	—	6.3	7.1
Norway	0.5	—	—	—	3.4	2.3	6.2
Denmark	0.2	—	—	—	2.2	2.4	4.8
Germany	1.4	—	—	0.4	2.0	0.9	4.7
Poland	3.1	—	—	—	—	—	3.1
The Netherlands	—	—	—	—	2.4	0.2	2.6
Spain	—	—	—	—	0.9	1.7	2.6
Belgium	—	—	—	—	0.7	0.2	0.9
Switzerland	—	—	—	—	0.2	0.3	0.5
Luxembourg	0.0	—	0.0	—	0.0	0.4	0.4
Ireland	—	—	—	—	—	0.4	0.4
Latvia	—	—	—	—	0.2	—	0.2
Iceland	—	—	—	—	—	0.2	0.2
Italy	—	—	—	—	—	0.1	0.1
Russia	—	—	—	—	—	0.1	0.1
Estonia	—	—	—	—	0.1	—	0.1
Austria	—	—	—	—	0.0	—	0.0
Hungary	—	—	—	—	—	0.0	0.0
Total	14.0	0.3	0.0	0.4	16.3	21.0	52.0

Corporate exposures, broken down by industry (GICS)

	December 31, 2018		December 31, 2017
Skr mdr	Gross exposure	Net exposure	Gross exposure	Net exposure
IT and telecom	79.6	13.0	88.4	12.9
Industry	46.9	41.0	41.9	36.4
Finance	27.6	16.6	32.2	19.9
Commodities	24.5	19.0	21.9	16.8
Consumer goods	21.8	20.4	18.3	15.9
Electricity, water and gas	15.0	5.6	14.1	4.4
Healthcare	3.5	3.2	3.0	2.7
Energy	2.5	0.5	2.9	0.7
Other	0.2	0.2	—	—
Total	221.6	119.5	222.7	109.7

Schedule of credit quality

	December 31, 2018
Skr mn	AAA	AA+ till A-	BBB+ till BBB-	BB+ till B-	CCC till D	Carrying amount
Cash and cash equivalents	634	1,782	—	—	—	2,416
Treasuries/government bonds	2,365	8,752	—	—	—	11,117
Other interest-bearing securities except loans	10,882	32,331	5,452	—	—	48,665
Loans in the form of interest-bearing securities	—	8,182	24,488	4,111	—	36,781
Loans to credit institutions	2,663	23,161	1,480	421	—	27,725
Loans to the public	84,766	25,878	32,971	17,430	49	161,094
Derivatives	—	5,322	1,207	—	—	6,529
Total financial assets	101,310	105,408	65,598	21,962	49	294,327
Committed undisbursed loans	47,644	1,626	1,253	290	1	50,814

	December 31, 2017
Skr mn	AAA	AA+ till A-	BBB+ till BBB-	BB+ till B-	CCC till D	Carrying amount
Cash and cash equivalents	1,133	98	—	—	—	1,231
Treasuries/government bonds	401	3,981	—	—	—	4,382
Other interest-bearing securities except loans	4,396	34,295	1,116	—	—	39,807
Loans in the form of interest-bearing securities	—	9,636	27,434	4,055	—	41,125
Loans to credit institutions	3,018	15,766	3,229	1,185	—	23,198
Loans to the public	70,043	25,670	32,168	13,164	66	141,111
Derivatives	—	6,324	1,479	—	—	7,803
Total financial assets	78,991	95,770	65,426	18,404	66	258,657
Committed undisbursed loans	63,922	978	6,452	1,562	—	72,914

Schedule of impact of credit risk hedges

Impact of credit-risk hedges, at December 31, 2018

	Gross exposures by exposure class
							wherof
	Central	Regional	Public	Financial			subject to
Skr bn	government	governments	Sector Entity	institutions	Corporates	Total	IFRS9(1)
Amounts related to hedges issued by:
Central governments	50.9	1.7	—	0.2	94.3	147.1	147.1
of which, guarantees issued by the EKN	49.9	1.7	—	0.1	80.1	131.8	131.8
of which, guarantees issued by other export credit agencies	1.0	—	—	0.1	10.9	12.0	12.0
of which, other guarantees	—	—	—	—	3.3	3.3	3.3
Regional governments	—	—	—	5.5	0.8	6.3	6.3
Multilateral development banks	—	—	—	—	0.1	0.1	0.1
Financial institutions	—	—	—	—	6.9	6.9	6.9
of which, credit default swaps	—	—	—	—	—	—	—
of which, guarantees	—	—	—	—	6.9	6.9	6.9
Corporates	—	—	—	—	2.7	2.7	2.7
of which, credit insurance from insurance companies	—	—	—	—	1.8	1.8	1.8
of which, other guarantees	—	—	—	—	0.9	0.9	0.9
Total hedged exposures	50.9	1.7	—	5.7	104.8	163.1	163.1
Unhedged exposures(2)	22.5	7.1	0.6	27.3	116.8	174.3	105.3
Total	73.4	8.8	0.6	33.0	221.6	337.4	268.4
(1)	Assets valued at accrued acquisition value, which are subject to the write-down requirements in IFRS 9.
(2)

Exposures whereby the hedge issuer belongs to the same group as the counterparty in the unhedged exposure have been reported as “Unhedged exposures.” The amounts for these were Skr 25.8 billion for corporates and Skr 0.2 billion for central governments.

Impact of credit-risk hedges, at December 31, 2017

	Gross exposures by exposure class
	Central	Regional	Public	Financial
Skr bn	government	governments	Sector Entity	institutions	Corporates	Total
Amounts related to hedges issued by:
Central governments	49.3	0.5	—	0.4	104.4	154.6
of which, guarantees issued by the EKN	48.2	0.5	—	0.2	88.6	137.5
of which, guarantees issued by other export credit agencies	1.1	—	—	0.2	12.5	13.8
of which, other guarantees	—	—	—	—	3.3	3.3
Regional governments	—	0.0	—	5.9	0.6	6.5
Financial institutions	0.0	—	—	0.0	8.0	8.0
of which, credit default swaps	—	—	—	—	1.0	1.0
of which, guarantees	0.0	—	—	0.0	7.0	7.0
Corporates	—	—	—	0.0	3.1	3.1
of which, credit insurance from insurance companies	—	—	—	—	2.5	2.5
of which, other guarantees	—	—	—	0.0	0.6	0.6
Total hedged exposures	49.3	0.5	—	6.3	116.1	172.2
Unhedged exposures(1)	12.4	5.0	0.4	30.6	106.6	155.0
Total	61.7	5.5	0.4	36.9	222.7	327.2
(1)

Exposures whereby the hedge issuer belongs to the same group as the counterparty in the unhedged exposure have been reported as “Unhedged exposures.” The amounts for these were Skr 22.4 billion for corporates and Skr 0.2 billion for central governments.

Schedule of risk specific measures

Market risk, type	Definition	Risk profile
Value at Risk

VaR measures a potential negative impact on SEK’s equity, in the form of unrealized gains or losses, as a result of value changes from historical market movements. Daily historic movements with a two-year horizon are applied to current holdings to simulate possible outcomes. The fifth worst outcome is reported as VaR.

The risk factors that primarily drive VaR at total level are cross-currency basis spreads and interest rates. In SEK’s liquidity portfolio, the primary driver is the bond portfolio credit spread risk. VaR for SEK and the liquidity portfolio amounted to Skr 14 million (year-end 2017: Skr 20 million) and Skr 8 million (year-end 2017: Skr 9 million) at the end of 2018. Risk appetite were Skr 100 million and Skr 50 million respectively.

Aggregated risk measure

The aggregated risk measure measures a potential negative impact on SEK’s equity as a result of value changes from historical market movements. Monthly market movements dating back as far as 2006 are applied to current holdings to simulate possible outcomes. The worst outcome is reported as the aggregated risk measure.

The risk factors primarily driving aggregated risk measures are credit spreads and interest rates followed by cross-currency basis spreads and exchange rates. Since aggregated risk measures are based on historical market data from 2006, the measure is not comparable with VaR but is comparable with stressed VaR (see above). At the end of 2018, the aggregated risk measure amounted to Skr 742 million (year-end 2017: 582). Risk appetite was Skr 1100 million (year-end 2017: 1100).

Interest-rate risk regarding changes in the economic value of SEK’s portfolio (EVE)

The interest-rate risk regarding changes in economic value is calculated by means of a 100 basis-point parallel shift in all yield curves. Positive and negative exposures are measured separated and whichever is largest, in absolute terms, comprises the exposure.

The risk pertains to SEK’s overall business profile, particularly the balance between interest-bearing assets and liabilities in terms of volume and fixed interest terms. The risk measurement captures the long-term impact of changes in interest rates. At the end of 2018, the risk amounted to Skr 188 million (year-end 2017: Skr 223 million). Risk appetite  were Skr 500 million (year-end 2017: Skr 500 million).

Interest-rate risk regarding changes in future net interest income (NII)

The net interest income risk within one year is calculated as the impact on net interest income for the coming year if new financing and investment must take place following a positive interest-rate shift of 100 basis points. For each stress test, the risk per currency is totaled in absolute terms.

The risk pertains to SEK’s overall business profile, particularly the balance between interest-bearing assets and liabilities in terms of volume and fixed interest terms for the next year. The risk measurement captures the short-term impact of changes in interest rates. A shared limit of Skr 350 million is set for NII risk together with risk to NII from cross-currency basis swaps and, at the end of 2018, the combined exposure for NII risk including risk to NII from cross-currency basis swaps was Skr 237 million.

Risk to NII from cross-currency basis swaps

The 12 ‑month risk to NII from cross-currency basis swaps is measured as the impact on SEK’s future earnings resulting from an assumed cost increase for transfers between currencies for which cross-currency basis swaps are used. For each stress test, the risk per currency is totaled in absolute terms.

The risk is attributable to cases where borrowing and lending are not matched in terms of currency and, therefore, the future cost (change in the cross-currency basis spread) of converting borrowing to the desired currency is dependent on cross-currency basis swaps. The risk is primarily attributable to Swedish kronor, because SEK has a deficit of Swedish kronor and borrows funds in other currencies, which are swapped into Swedish kronor. A shared limit of Skr 350 million is set for risk to NII from cross-currency basis swaps together with NII risk and, at the end of 2018, the combined exposure for NII risk including risk to NII from cross-currency basis swaps was Skr 237 million.

Credit spread risk in assets

Credit spread risk in assets is calculated as a potential impact on SEK’s equity, in the form of unrealized gains or losses, as a result of a 100 basis-point shift in the credit spreads for those assets measured at fair value.

The risk is attributable to bonds in liquidity investments, including liquidity reserves, credit derivatives that hedge the credit risk in a number of bonds, and securitizations. At the end of 2018, the credit spread risk in assets was negative Skr 297 million (year-end 2017: negative Skr 210 million) and the credit spread risk limit in assets amounted to Skr 500 million (year-end 2017: Skr 500 million).

Credit spread risk in own debt

Credit spread risk in own debt can have a potential impact on SEK’s equity, in the form of unrealized gains or losses, as a result of changes in present value after all of SEK’s credit spreads have been reduced by 20 basis points.

The risk is attributable to SEK’s structured debt measured at fair value. At year-end 2018, the credit spread risk in own debt amounted to Skr 606 million (year-end 2017: Skr 601 million) and the credit spread risk in own debt limit was Skr 1,000 million (year-end 2017: Skr 1,000 million).

Cross-currency basis spread risk.	The cross-currency basis spread risk measures the potential impact on SEK’s equity, in the form of unrealized gains or losses, as a result of changes in cross-currency basis spreads.

The risk is attributable to cross-currency basis swaps used by SEK to hedge the currency risk in the portfolio. At year-end 2018, the cross-currency basis swap risk amounted to Skr 212 million (year-end 2017: Skr 161 million) and the cross-currency basis swap risk limit amounted to Skr 450 million (year-end 2017: Skr 450 million).

Currency risk	The risk is calculated as the change in value of all foreign currency positions at an assumed 10 percentage-point change in the exchange rate between the respective currency and the Swedish krona.

The foreign exchange position excluding unrealized changes in fair value is reported separately since SEK’s hedging strategy entails that only foreign exchange positions excluding unrealized changes in fair value are to be hedged. The foreign exchange position mainly arises on an ongoing basis due to differences between revenues and costs (net interest margins) in foreign currency. Currency risk excluding unrealized changes in fair value is kept low by matching assets and liabilities in terms of currencies or through the use of derivatives. In addition, accrued gains and losses in foreign currency are regularly converted to Swedish kronor. At the end of 2018, the risk amounted to Skr 8 million (year-end 2017: Skr 2 million) and the limit for currency risk was Skr 15 million (year-end 2017: Skr 15 million).

Other risks (equities, commodity and volatility risks)	These are attributable to structured borrowing and are calculated with the aid of stress tests of underlying equity indices or volatility.

SEK’s equities and commodity risks, as well as FX volatility risks, only arise from structured borrowing. The structured borrowing is hedged by being swapped to floating interest rates. While all structured cash flows are matched through a hedging swap, there could be an impact on earnings. This is because measurement of the bond takes account of SEK’s own credit spread, while the swap is not affected and also because of changes in expected maturity for the structured borrowing. Interest-rate volatility risk also arises from other transactions with early redemption options. These risks are calculated and limited. At the end of 2018, these risks and limits were low.

Schedule of change in the market interest rate

Change in value should the market interest rate rise by one percentage point

Impact on the value of assets and liabilities, including derivatives, should the market interest rate rise by one percentage point (+1%).

	2018			2017
		of which, financial instruments	of which, financial instruments		of which, financial instruments	of which, financial instruments
		measured at fair	measured at fair value		measured at fair	measured at fair
		value through profit or	through other comprehensive		value	value through other
Skr mn	Total	loss	income	Total	through profit or loss	comprehensive income
Foreign currency	59	258	0	17	326	-21
Swedish kronor	-174	95	0	-188	109	-1
	-115	353	0	-171	435	-22

Change in value should the market interest rate decline by one percentage point

Impact on the value of assets and liabilities, including derivatives, should the market interest rate decline by one percentage point (‑1%).

	2018			2017
		of which, financial instruments	of which, financial instruments		of which, financial instruments	of which, financial instruments
		measured at fair	measured at fair value		measured at fair	measured at fair
		value through profit or	through other comprehensive		value	value through other
Skr mn	Total	loss	income	Total	through profit or loss	comprehensive income
Foreign currency	-29	-272	0	-4	-348	22
Swedish kronor	216	-92	0	274	-110	18
	187	-364	0	270	-458	40

Schedule of assets and liabilities denominated in foreign currency

	December 31, 2018			December 31, 2017
		Share at			Share at
	Exchange	year end,	Currency positions	Exchange	year end,	Currency positions
Currency	rate	%	at year end (Skr mn)	rate	%	at year end (Skr mn)
SKR	1	94	n.a.	1	93	n.a.
EUR	10.2626	1	-165	9.8255	2	-429
USD	8.9674	1	188	8.1950	1	289
JPY	0.08120	1	-185	0.07281	1	-216
GBP	11.3683	1	-133	11.0704	1	-133
CHF				0.4167
MXN					1	-137
THB	0.2755	1	-120
Other		1	282		1	-168
Total foreign currency position		100	-133		100	-794

Currency risk is limited to accrued net income and is hedged regularly. In accordance with SEK’s rules for risk management, currency positions attributable to unrealized changes in fair value are not hedged. Currency positions excluding unrealized changes in fair value amounted to Skr 0 million (year-end 2017: Skr 6 million) at year end. Assets and liabilities denominated in foreign currency are included in the total volumes of assets and liabilities in the following amounts (in millions of Swedish kronor).

Skr mn	December 31, 2018	December 31, 2017
Total assets,	302,033	264,392
of which, denominated in foreign currencies	216,355	201,371
Total liabilities,	283,794	246,818
of which, denominated in foreign currencies	229,880	202,166

Summary of liquidity reserve

Skr bn	Total	SKR	EUR	USD	Other
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks	12.2	1.5	3.8	6.5	0.4
Securities issued or guaranteed by municipalities or other public entities	7.8	5.3	2.5	—	—
Covered bonds issued by other institutions	3.0	3.0	—	—	—
Balances with other banks and National Debt Office, overnight	0.3	0.3	—	—	—
Total Liquidity Reserve	23.3	10.1	6.3	6.5	0.4
(1)	The liquidity reserve is a part of SEK’s liquidity investments.

Schedule of liquidity investments by remaining maturity

	December 31, 2018	December 31, 2017
M < 1 year	74%	84%
1 year < M < 3 years	26%	16%
M > 3 years	0%	0%

Schedule of key figures for liquidity risk

Key figures for liquidity risk

	December 31, 2018	December 31, 2017
LCR under Swedish FSA rules
Total	n.a.	505%
EUR	n.a.	3,064%
USD	n.a.	557%
LCR under EU Commission’s delegated act
Total	266%	169%
NFSR	144%	140%

Schedule of contractual flows

	December 31, 2018
		Due	Due	Due
	Due	1 month < 3	3 months < 1	1 year < 5	Due > 5		Discounting	Carrying
Skr mn	< 1 month	months	year	years	years	Total cash flow	effect	amount
Financial assets
Cash and cash equivalents	2,042	—	—	—	—	2,042	374	2,416
Treasuries/government bonds	1,444	6,613	1,717	1,357	—	11,131	-14	11,117
Other interest-bearing securities except loans	9,262	16,699	8,340	14,818	—	49,119	-454	48,665
Loans in the form of interestbearing securities	-492	646	3,165	27,835	8,668	39,822	-3,041	36,781
Loans to credit institutions	124	3,096	15,458	7,843	1,996	28,517	-792	27,725
Loans to the public	3,999	9,963	27,271	87,564	48,718	177,515	-16,421	161,094
Derivatives	261	518	1,138	2,311	1,858	6,086	443	6,529
Total	16,640	37,535	57,089	141,728	61,240	314,232	-19,905	294,327
of which derivatives in hedge relationship	429	594	2,912	9,782	5,601	19,318	-1,964	17,354

	December 31, 2018
		Due 1	Due 3	Due 1
	Due < 1	1 month < 3	3 months < 1	1 year< 5	Due > 5		Discounting	Carrying
Skr mn	month	months	year	years	years	Total cash flow	effect	amount
Financial liabilities
Borrowings from credit institutions	1	-567	-1,690	—	—	-2,256	9	-2,247
Debt securities issued	-6,946	-33,541	-66,570	-145,134	-26,565	-278,756	23,156	-255,600
Derivatives	-99	-1,064	-1,095	-4,721	-343	-7,322	-14,612	-21,934
Subordinated liabilities	—	—	—	—	—	—	—	—
Total	-7,044	-35,172	-69,355	-149,855	-26,908	-288,334	8,553	-279,781
of which derivatives in hedge relationship	-14	-2,934	-41,276	-119,575	-11,799	-175,598	12,426	-163,172

Obligations
Committed undisbursed loans	-142	-2,743	-15,177	-20,279	38,340	—	—	—

Liquidity surplus (+)/deficit (-)	9,454	-380	-27,443	-28,406	72,672	25,897	—	—

Accumulated liquidity surplus (+)/deficit (-)	9,454	9,074	-18,369	-46,775	25,897	25,897	—	—

	December 31, 2017
		Due	Due	Due
	Due	1 month <	3 months	1 year < 5	Due		Discounting	Carring
Skr mn	< 1 month	3 months	< 1 year	years	> 5 years	Total cash flow	effect	amount
Financial assets
Cash and cash equivalents	1,231	—	—	—	—	1,231	—	1,231
Treasuries/government bonds	767	1,093	985	1,536	—	4,381	1	4,382
Other interest-bearing securities except loans	3,305	8,670	22,630	5,547	—	40,152	-345	39,807
Loans in the form of interestbearing securities	314	1,451	6,789	24,151	11,574	44,279	-3,154	41,125
Loans to credit institutions	210	9,973	3,479	7,417	2,907	23,986	-788	23,198
Loans to the public	4,764	7,230	24,147	76,541	43,362	156,044	-14,933	141,111
Derivatives	309	1,069	1,165	2,801	2,687	8,031	-228	7,803
Total	10,900	29,486	59,195	117,993	60,530	278,104	-19,447	258,657

	December 31, 2017
		Due	Due	Due
	Due	1 month <	3 months	1 year < 5	Due		Discounting	Carrying
Skr million	< 1 month	3 months	< 1 year	years	> 5 years	Total cash flow	effect	amount
Financial liabilities
Borrowings from credit institutions	40	-2,368	—	—	—	-2,328	11	-2,317
Debt securities issued	-1,832	-24,648	-48,126	-136,112	-34,095	-244,813	22,297	-222,516
Derivatives	-70	-1,227	-667	-658	236	-2,386	-14,094	-16,480
Subordinated liabilities	—	—	-2,049	—	—	-2,049	9	-2,040
Total	-1,862	-28,243	-50,842	-136,770	-33,859	-251,576	8,223	-243,353

Obligations
Committed undisbursed loans	-696	-3,649	-17,753	-14,013	36,111	—	—	—

Liquidity surplus (+)/deficit (-)	8,342	-2,406	-9,400	-32,790	62,782	26,528	—	—

Accumulated liquidity surplus (+)/deficit (-)	8,342	5,936	-3,464	-36,254	26,528	26,528	—	—